Transamerica Mid Cap Growth Investment Strategy - Retail Class [Member] - Transamerica Mid Cap Growth	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), believes will earn high returns on invested capital, benefit from long term secular growth trends, and meet the sub-adviser’s long term valuation criteria. Under normal circumstances, the sub-adviser invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The sub-adviser considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index[1], a benchmark of the fund. As of December 31, 2025, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $1.57 billion to $101.87 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change. The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, generally to a lesser extent, stocks that are traded over-the-counter. The fund normally emphasizes common stocks. The fund may also invest in foreign securities. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks. The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of the fund’s assets will be invested in cash and cash equivalents.[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.